Intangible Assets - Summary of Intangible Assets (Detail) - USD ($) $ in Millions		12 Months Ended
		Jun. 30, 2026		Jun. 30, 2025		Jun. 30, 2024
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year		$ 1,924		$ 1,718
Additions		284		160
Amortisation for the year		(141)		(111)
Impairments for the year		(2,406)		(171)
Disposals		(17)		(17)
Transfers and other movements		70		176
At the end of the financial year		2,113		1,924		$ 1,718
Goodwill and other intangible assets [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairments for the year		(7)	[1]	(2)	[1]	(57)
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year		3,518
At the end of the financial year		3,850		3,518
Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year		(1,594)
At the end of the financial year		(1,737)		(1,594)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year		1,341		1,341
Additions		0		0
Amortisation for the year		0		0
Impairments for the year	[1]	0		0
Disposals		0		0
Transfers and other movements		0		0
At the end of the financial year		1,341		1,341		1,341
Goodwill | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year		1,391
At the end of the financial year		1,391		1,391
Goodwill | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year		(50)
At the end of the financial year		(50)		(50)
Other Intangibles
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year		583		377
Additions		284		160
Amortisation for the year		(141)		(111)
Impairments for the year	[1]	(7)		(2)
Disposals		(17)		(17)
Transfers and other movements		70		176
At the end of the financial year		772		583		$ 377
Other Intangibles | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year		2,127
At the end of the financial year		2,459		2,127
Other Intangibles | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
At the beginning of the financial year		(1,544)
At the end of the financial year		$ (1,687)		$ (1,544)

[1]	Refer to note 13 'Impairment of non-current assets' for information on impairments.